Label	Element	Value
Principal Exchange-Traded Funds | Principal Active High Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL ACTIVE HIGH YIELD ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 110.5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.50%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in below-investment grade (commonly known as "junk" or "high yield") fixed income securities, such as bonds and bank loans. "Below investment grade" securities are rated Ba1 or lower by Moody’s Investors Service, Inc. and BB+ or lower by S&P Global Ratings. If securities are rated differently by the rating agencies, the highest rating is used. If the security has been rated by only one of those agencies, that rating will determine whether the security is below investment grade. If the security has not been rated by either of those agencies, those selecting such investments will determine whether the security is of a quality comparable to those rated below investment grade. To select investments for the Fund, the Advisor incorporates top-down perspective (using macroeconomic and risk perspective while reviewing sectors based on their fundamental, technical, and valuations factors) followed by bottom-up perspective (using fundamental credit analysis). The Fund's strategies may result in the active and frequent trading of the Fund's portfolio securities.
The Fund invests in U.S. treasury bills, bonds, and other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, investment grade bank loans (also known as senior floating rate interests), and preferred securities. The Fund's investments include securities of foreign issuers, including those located in developing or emerging markets. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, which as of September 30, 2022 was 4.33 years. The Fund is not managed to a particular maturity.
The Fund invests in derivatives, including currency swaps and credit default swaps, for hedging purposes and to manage fixed-income exposure in an effort to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Active Management Risk. There is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan (if any) may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection "buyer" in a credit default contract may be obligated to pay the protection "seller" an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.
•Swaps. Swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the swap; possible lack of a liquid secondary market for a swap and the resulting inability to close a swap when desired; counterparty risk; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by the active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company's capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Purchases and redemptions of creation units primarily with cash rather than through in kind delivery of portfolio securities may cause the Fund to incur certain costs, such as brokerage costs or taxable gains or losses that it might not have incurred if it had made a redemption in kind. These costs could be imposed on the Fund and thus decrease its NAV to the extent that the costs are not offset by a transaction fee payable by an authorized participant.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund's shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (July 8, 2015).
Prior to September 1, 2021, the Fund was known as the Principal Active Income ETF, and the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to September 1, 2021 may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.The bar chart shows the investment returns of the Fund's shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PrincipalAM.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	2Q 2020	12.56%
Lowest return for a quarter during the period of the bar chart above:	1Q 2020	(19.62)%
(1) The year-to-date return as of September 30, 2022 is (13.28)%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Based on NAV)For the periods ended December 31, 2021 (1)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Principal Exchange-Traded Funds | Principal Active High Yield ETF | Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deductions for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	5.26%	[1]
5 Years	rr_AverageAnnualReturnYear05	8.57%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.29%	[1]
Principal Exchange-Traded Funds | Principal Active High Yield ETF | Principal Active High Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	YLD
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	125
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	219
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 493
Annual Return 2016	rr_AnnualReturn2016	16.19%
Annual Return 2017	rr_AnnualReturn2017	8.33%	[4]
Annual Return 2018	rr_AnnualReturn2018	(4.47%)	[4]
Annual Return 2019	rr_AnnualReturn2019	15.18%	[4]
Annual Return 2020	rr_AnnualReturn2020	2.23%	[4]
Annual Return 2021	rr_AnnualReturn2021	8.72%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.28%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.62%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	8.72%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.78%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.72%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2015
Principal Exchange-Traded Funds | Principal Active High Yield ETF | Principal Active High Yield ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[1]
1 Year	rr_AverageAnnualReturnYear01	6.86%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.77%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%	[1]
Principal Exchange-Traded Funds | Principal Active High Yield ETF | Principal Active High Yield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[1]
1 Year	rr_AverageAnnualReturnYear01	5.14%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.62%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%	[1]
Principal Exchange-Traded Funds | Principal Healthcare Innovators ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL HEALTHCARE INNOVATORS ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46.2% of the average value of its portfolio. The Fund's transition to active management on July 15, 2022 may have caused it to experience an abnormally high level of portfolio turnover during the period of the transition.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the healthcare sector. For this Fund, healthcare companies are those classified as Health Care according to Global Industry Classification Standard. For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model designed to identify equity securities (emphasizing growth stock) of small and medium capitalization in the Russell 3000 Healthcare Index, while seeking to exclude the least liquid securities, meaning the securities that would be the hardest to trade without significantly impacting their value based on recent average daily trading volumes. As of September 30, 2022, the market capitalization range of the companies in the Russell 3000 Healthcare Index was between approximately $14.7 million and $473.8 billion. The Fund invests significantly in early-stage companies within the healthcare equipment and supplies, pharmaceuticals, biotechnology, and life sciences industries that are not yet consistently profitable. Examples include companies developing products and services in such industries and companies in the pre-marketing stage seeking regulatory approvals.
The Fund's holdings are expected to be rebalanced at least annually. However, PGI may make any adjustments to the model and Fund holdings at its discretion. In constructing and revising the model and managing the Fund's investments, PGI uses insights from diverse sources, including internal investment research, industry reports, and data from third-party consultants and other service providers, to develop and refine its investment themes and identify and take advantage of trends that may impact the Fund and its holdings.
The Fund will concentrate its investments (invest more than 25% of its assets) in one or more industries within the healthcare sector.
Note:    "Russell 3000 Healthcare Index" is a trademark of FTSE Russell Company and has been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by FTSE Russell Company, and FTSE Russell Company makes no representation regarding the advisability of investing in the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (invest more than 25% of its assets) in one or more industries within the healthcare sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Active Management Risk. There is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
•Healthcare Sector Risk. The Fund invests 25% or more of its assets in one or more industries within the healthcare sector. A fund that invests in securities of companies in the healthcare sector (which includes companies involved in several industries, including biotechnology research and production, drugs and pharmaceuticals and health care equipment and services) is subject to the direct risks of investing in such companies. These companies are subject to extensive competition (due to, among others, generic drug sales or the loss of patent protection), product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that a proposed product will ever come to market. Such companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Purchases and redemptions of creation units primarily with cash rather than through in kind delivery of portfolio securities may cause the Fund to incur certain costs, such as brokerage costs or taxable gains or losses that it might not have incurred if it had made a redemption in kind. These costs could be imposed on the Fund and thus decrease its NAV to the extent that the costs are not offset by a transaction fee payable by an authorized participant.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund's shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (August 19, 2016).
Prior to July 15, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.The bar chart shows the investment returns of the Fund's shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PrincipalAM.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	2Q 2020	40.76%
Lowest return for a quarter during the period of the bar chart above:	4Q 2018	(24.91)%
(1) The year-to-date return as of September 30, 2022 is (27.47)%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Based on NAV)For the periods ended December 31, 2021(1)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 15, 2022, the Fund changed its primary broad-based index for performance comparison purposes to the Russell 2000 Healthcare Index in connection with the Fund's change to an actively managed Fund. Prior to that date, the Fund was passively managed to correspond to the Nasdaq US Health Care Innovators Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Effective July 15, 2022, the Fund changed its primary broad-based index for performance comparison purposes to the Russell 2000 Healthcare Index in connection with the Fund's change to an actively managed Fund. Prior to that date, the Fund was passively managed to correspond to the Nasdaq US Health Care Innovators Index.

Principal Exchange-Traded Funds | Principal Healthcare Innovators ETF | Russell 2000 Healthcare Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000 Healthcare Index (reflects no deductions for fees, expenses or taxes)	[5]
1 Year	rr_AverageAnnualReturnYear01	(17.58%)	[5]
5 Years	rr_AverageAnnualReturnYear05	14.66%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	13.33%	[5]
Principal Exchange-Traded Funds | Principal Healthcare Innovators ETF | Nasdaq US Healthcare Innovators Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Nasdaq US Health Care Innovators Index (reflects no deductions for fees, expenses or taxes)	[5]
1 Year	rr_AverageAnnualReturnYear01	(18.16%)	[5]
5 Years	rr_AverageAnnualReturnYear05	16.37%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	13.41%	[5]
Principal Exchange-Traded Funds | Principal Healthcare Innovators ETF | Principal Healthcare Innovators ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BTEC
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.42%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.42%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	135
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	235
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 530
Annual Return 2017	rr_AnnualReturn2017	36.31%	[7]
Annual Return 2018	rr_AnnualReturn2018	(11.20%)	[7]
Annual Return 2019	rr_AnnualReturn2019	38.92%	[7]
Annual Return 2020	rr_AnnualReturn2020	52.52%	[7]
Annual Return 2021	rr_AnnualReturn2021	(18.44%)	[7]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(27.47%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	40.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.91%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	(18.44%)	[5]
5 Years	rr_AverageAnnualReturnYear05	15.90%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	12.95%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2016
Principal Exchange-Traded Funds | Principal Healthcare Innovators ETF | Principal Healthcare Innovators ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[5]
1 Year	rr_AverageAnnualReturnYear01	(18.76%)	[5]
5 Years	rr_AverageAnnualReturnYear05	15.77%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	12.83%	[5]
Principal Exchange-Traded Funds | Principal Healthcare Innovators ETF | Principal Healthcare Innovators ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[5]
1 Year	rr_AverageAnnualReturnYear01	(10.92%)	[5]
5 Years	rr_AverageAnnualReturnYear05	12.81%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%	[5]
Principal Exchange-Traded Funds | Principal International Adaptive Multi-Factor ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL INTERNATIONAL ADAPTIVE MULTI-FACTOR ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.90%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 40% of its net assets, plus any borrowings for investment purposes, in securities of foreign companies. The Fund invests in securities regardless of market capitalization size (small, medium or large).
For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model. The model is designed to identify and rank equity securities in the MSCI World Ex-U.S. Index (the "Index") that correspond to factor categories including the following:
•Value companies – securities with low prices relative to their fundamental value, measured by such metrics as earnings yield, free cash flow yield, and sales yield.
•Higher quality companies – securities ranked based on metrics such as return on equity, sales growth, earnings growth, and balance sheet measures of quality (such as lower debt and accruals).
•Higher momentum companies – securities ranked by evaluating recent performance.
•Lower volatility companies – identified using the recent standard deviation of returns (in other words, how much such returns vary).
The model incorporates a proprietary rules-based methodology that identifies the current market risk regime as "lower," "higher and increasing," or "higher and decreasing" and then weights securities within and among the factor categories based on the prevailing market regime. During "higher and decreasing" market risk environments, the model is expected to correspond more closely to the weights used in the Index itself; however, in other regimes, the model’s selection and weighting is expected to differ from the Index in an effort to outperform the Index returns after fees and expenses. In "lower" risk environments, the model is expected to allocate more to value, quality, and momentum stocks, while de-emphasizing lower volatility stocks, whereas in "higher and increasing" risk environments the model is expected to allocate more to lower volatility stocks, as well as quality and momentum stocks, while de-emphasizing value stocks. For certain securities, the model assigns weights equal to that of the Index in all risk regimes.
PGI expects to review the risk environment weekly. In circumstances where the risk environment does not change, the Fund's holdings are expected to be rebalanced semi-annually. Fund holdings will be rebalanced more frequently in the event of market risk regime shifts, which will result in increased portfolio turnover. PGI expects to review the model and risk environment regularly, and adjustments to the model and Fund holdings may be made at PGI's discretion. The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.
Note:     "MSCI" is a trademark of MSCI Inc. and has been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by MSCI, and MSCI makes no representation regarding the advisability of investing in the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Active Management Risk. There is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by the active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
Momentum Style Risk. Momentum can turn quickly, and stocks that previously exhibited high momentum may not experience continued positive momentum. Momentum securities may be more volatile than a broad cross-section of securities or the overall stock market. The Fund may experience losses if momentum stops, reverses or otherwise behaves differently than predicted. In addition, there may be periods when momentum style is out of favor, during which the investment performance of the Fund may suffer to the extent it employs momentum style methodology.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Purchases and redemptions of creation units primarily with cash rather than through in kind delivery of portfolio securities may cause the Fund to incur certain costs, such as brokerage costs or taxable gains or losses that it might not have incurred if it had made a redemption in kind. These costs could be imposed on the Fund and thus decrease its NAV to the extent that the costs are not offset by a transaction fee payable by an authorized participant.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the MSCI World Ex-U.S. Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.PrincipalAM.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Fund’s performance is benchmarked against the MSCI World Ex-U.S. Index. Performance information provides an indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown because the Fund has not yet had a calendar year of performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PrincipalAM.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Principal Exchange-Traded Funds | Principal International Adaptive Multi-Factor ETF | Principal International Adaptive Multi-Factor ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PXUS
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.24%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.24%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 25
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	77
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	135
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 306
Principal Exchange-Traded Funds | Principal Investment Grade Corporate Active ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL INVESTMENT GRADE CORPORATE ACTIVE ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, as a secondary objective, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.90%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in investment grade corporate bonds and other fixed income securities at the time of purchase. "Investment grade" securities are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of those selecting such investments. If the security has been rated by only one of those agencies, that rating will determine whether the security is investment grade. If securities are rated differently by the rating agencies, the highest rating is used.
The fixed income securities in which the Fund invests include foreign securities, corporate securities, securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, and securities issued or guaranteed by foreign governments payable in U.S. dollars. The portfolio is not managed to a particular maturity. Under normal circumstances, the Fund maintains an average portfolio duration that is within +/- 10% of the duration of the Bloomberg U.S. Corporate Investment Grade Bond Index, which as of September 30, 2022 was 7.15 years. The Fund actively trades securities.
The Fund utilizes exchange-traded and over-the-counter derivative strategies. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in treasury futures for hedging or to otherwise manage fixed income exposure, as well as credit default swaps, including buying and selling on individual securities and/or baskets of securities, to efficiently manage exposures to certain sectors or individual issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Active Management Risk. There is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.
•Credit Default Swaps. Credit default swaps involve special risks in addition to those associated with swaps generally because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (i.e., full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction.
•Futures. These derivative instruments involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the instruments; possible lack of a liquid secondary market for an instrument and the resulting inability to close it when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet any applicable daily variation margin requirements.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Purchases and redemptions of creation units primarily with cash rather than through in kind delivery of portfolio securities may cause the Fund to incur certain costs, such as brokerage costs or taxable gains or losses that it might not have incurred if it had made a redemption in kind. These costs could be imposed on the Fund and thus decrease its NAV to the extent that the costs are not offset by a transaction fee payable by an authorized participant.
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (April 18, 2018).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance. Life of Fund returns are measured from the date the Fund's shares were first sold (April 18, 2018).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PrincipalAM.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	2Q 2020	10.29%
Lowest return for a quarter during the period of the bar chart above:	1Q 2020	(5.22)%
(1) The year-to-date return as of September 30, 2022 is (19.94)%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Based on NAV)For the periods ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Principal Exchange-Traded Funds | Principal Investment Grade Corporate Active ETF | Bloomberg U.S. Corporate Investment Grade Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Corporate Investment Grade Bond Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.12%
Principal Exchange-Traded Funds | Principal Investment Grade Corporate Active ETF | Principal Investment Grade Corporate Active ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IG
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.19%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	61
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	107
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 243
Annual Return 2019	rr_AnnualReturn2019	15.69%	[9]
Annual Return 2020	rr_AnnualReturn2020	10.91%	[9]
Annual Return 2021	rr_AnnualReturn2021	(0.94%)	[9]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(19.94%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.22%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 18, 2018
Principal Exchange-Traded Funds | Principal Investment Grade Corporate Active ETF | Principal Investment Grade Corporate Active ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(2.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Principal Exchange-Traded Funds | Principal Investment Grade Corporate Active ETF | Principal Investment Grade Corporate Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.08%
Principal Exchange-Traded Funds | Principal Millennial Global Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL MILLENNIAL GLOBAL GROWTH ETF (f/k/a PRINCIPAL MILLENNIALS ETF)
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28.4% of the average value of its portfolio. The Fund's transition to active management on July 15, 2022 may have caused it to experience an abnormally high level of portfolio turnover during the period of the transition.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.40%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund primarily invests in equity securities, focusing on growth equity securities. Growth strategies emphasize buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average relative to the overall global equity market. In particular, the Fund seeks to invest in securities of companies that are impacted by the spending and lifestyle activities of the Millennial generation, which refers to people born from 1980 to the mid-2000s. For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model designed to identify equity securities of companies in the MSCI ACWI IMI Index with medium or high Millennial exposure, based on the materiality of the company's exposure to Millennial-related themes and the potential role of Millennials in driving long-term growth. For example, a security of a company with high exposure means that PGI has determined that Millennials-related products, technologies, services and solutions are core to the company's business model, strategy and research and development, and are material to sales and/or growth. Market segments with the greatest Millennial exposure are likely to include, without limitation, consumer goods (including fashion and apparel), social media and e-commerce, and digital media and technology. These segments may change as the Millennial generation ages, as determined by PGI's quantitative model, which monitors trends in Millennial consumption over time. As of September 30, 2022, the market capitalization range of the companies in the MSCI ACWI IMI Index was between approximately $6.1 million and $2.2 trillion. Under normal circumstances, the Fund invests at least 40% of its net assets in foreign and emerging market securities. The Fund invests in equity securities of different market capitalizations (small, medium, or large).
The Fund's holdings are expected to be rebalanced at least annually. However, PGI may make any adjustments to the model and Fund holdings at its discretion. In constructing and revising the model and managing the Fund's investments, PGI uses insights from diverse sources, including internal investment research, industry reports, and data from third-party consultants and other service providers, to develop and refine its investment themes and identify and take advantage of trends that may impact the Fund and its holdings.
The Fund will concentrate its investments (invest more than 25% of its assets) in one or more industries within the consumer discretionary sector and one or more industries within the communication services sector.
Note:     "MSCI" is a trademark of MSCI Inc. and has been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by MSCI, and MSCI makes no representation regarding the advisability of investing in the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (invest more than 25% of its assets) in one or more industries within the consumer discretionary sector and one or more industries within the communication services sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Active Management Risk. There is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.
Emerging Markets Risk. Investments in emerging markets may have more risk than those in developed markets because the emerging markets are less developed and more illiquid. Emerging markets can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile. The U.S. Securities and Exchange Commission, the U.S. Department of Justice, and other U.S. authorities may be limited in their ability to pursue bad actors in emerging markets, including with respect to fraud.
•China Investment Risk. The Fund invests a significant portion of its assets in securities of issuers located or operating in China. Investing in China involves certain heightened risks and considerations, including, among others: frequent trading suspensions and government interventions (including by nationalizing assets); currency exchange rate fluctuations or blockages; limits on using brokers and on foreign ownership; different financial reporting standards; higher dependence on exports and international trade; political and social instability; infectious disease outbreaks; regional and global conflicts; increased trade tariffs, embargoes and other trade limitations; custody and other risks associated with programs used to access Chinese securities; and uncertainties in tax rules that could result in unexpected tax liabilities for the Fund. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities. Moreover, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the funds.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
Foreign Currency Risk.  Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Industry and Sector Risks Related to Investing in Companies with Millennial Exposure. The Fund invests in companies with millennial exposure, which are likely to include companies involved in producing or distributing clothing and apparel, food (including restaurants), and consumer staples, as well as companies involved in the provision of social networks and social media, digital media, live events and entertainment, travel and transportation services, financial services and investments, housing and housing services and educational services. Such companies may be affected by changes in consumers’ disposable income, consumer preferences, social trends and marketing campaigns. Millennial companies generally face a high degree of competition and potentially rapid product obsolescence. The customers and/or suppliers of millennial companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on millennial companies. Millennial companies may participate in monopolistic practices that could make them subject to higher levels of regulatory scrutiny and/or potential break ups in the future, which could severely impact the viability of these companies.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
•Communication Services Sector Risks. Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclical revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals, and changing consumer tastes and interests.
•Consumer Goods and Consumer Services Sectors Risk. The Fund invests in securities of companies in the consumer services and consumers goods sectors to the extent the Index is composed of such securities. Such companies are particularly subject to risks related to performance of the overall global economy, interest rates, competition, government regulation, and consumer confidence. Success depends heavily on disposable income and consumer spending, and is also impacted by consumer interest and marketing campaigns. Companies in these sectors may be subject to severe competition, which may have an adverse impact on their profitability. Changes in demographics and consumer tastes can affect the demand for, and success of, consumer goods and services in the marketplace.
•Media and Entertainment Industries Risk. Companies engaged in the design, production or distribution of goods or services for the media industry may become obsolete quickly. Media companies are subject to risks that include cyclical revenues and earnings, a decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, fierce competition in the industry, and the potential for increased government regulation. Additionally, intellectual property rights are very important to many media companies, and the expiration of intellectual property rights or other events that adversely affect a media company’s intellectual property rights may materially and adversely affect the value of its securities.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Purchases and redemptions of creation units primarily with cash rather than through in kind delivery of portfolio securities may cause the Fund to incur certain costs, such as brokerage costs or taxable gains or losses that it might not have incurred if it had made a redemption in kind. These costs could be imposed on the Fund and thus decrease its NAV to the extent that the costs are not offset by a transaction fee payable by an authorized participant.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund's shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (August 19, 2016).
Prior to July 15, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.The bar chart shows the investment returns of the Fund's shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PrincipalAM.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	2Q 2020	35.13%
Lowest return for a quarter during the period of the bar chart above:	1Q 2020	(23.30)%
(1) The year-to-date return as of September 30, 2022 is (40.68)%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Based on NAV)For the periods ended December 31, 2021(1)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 15, 2022, the Fund changed its primary broad-based index for performance comparison purposes to the MSCI ACWI Index in connection with the Fund's change to an actively managed Fund. Prior to that date, the Fund was passively managed to correspond to the Nasdaq Global Millennial Opportunity Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Effective July 15, 2022, the Fund changed its primary broad-based index for performance comparison purposes to the MSCI ACWI Index in connection with the Fund's change to an actively managed Fund. Prior to that date, the Fund was passively managed to correspond to the Nasdaq Global Millennial Opportunity Index.

Principal Exchange-Traded Funds | Principal Millennial Global Growth ETF | MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deductions for fees, expenses, or other taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deductions for fees, expenses, or other taxes)	[10]
1 Year	rr_AverageAnnualReturnYear01	18.55%	[10]
5 Years	rr_AverageAnnualReturnYear05	14.40%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	13.56%	[10]
Principal Exchange-Traded Funds | Principal Millennial Global Growth ETF | Nasdaq Global Millennial Opportunity Index (NTR)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Label	rr_AverageAnnualReturnLabel	Nasdaq Global Millennial Opportunity Index (NTR) (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	[10]
1 Year	rr_AverageAnnualReturnYear01	3.27%	[10]
5 Years	rr_AverageAnnualReturnYear05	20.45%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	18.64%	[10]
Principal Exchange-Traded Funds | Principal Millennial Global Growth ETF | Principal Millennial Global Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GENY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%	[11]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 480
Annual Return 2017	rr_AnnualReturn2017	41.08%	[13]
Annual Return 2018	rr_AnnualReturn2018	(7.90%)	[13]
Annual Return 2019	rr_AnnualReturn2019	32.81%	[13]
Annual Return 2020	rr_AnnualReturn2020	41.00%	[13]
Annual Return 2021	rr_AnnualReturn2021	2.67%	[13]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(40.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.30%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[10]
1 Year	rr_AverageAnnualReturnYear01	2.67%	[10]
5 Years	rr_AverageAnnualReturnYear05	20.09%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	18.29%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2016
Principal Exchange-Traded Funds | Principal Millennial Global Growth ETF | Principal Millennial Global Growth ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[10]
1 Year	rr_AverageAnnualReturnYear01	1.53%	[10]
5 Years	rr_AverageAnnualReturnYear05	19.63%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	17.85%	[10]
Principal Exchange-Traded Funds | Principal Millennial Global Growth ETF | Principal Millennial Global Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[10]
1 Year	rr_AverageAnnualReturnYear01	1.58%	[10]
5 Years	rr_AverageAnnualReturnYear05	16.26%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	14.79%	[10]
Principal Exchange-Traded Funds | Principal Quality ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL QUALITY ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96.0% of the average value of its portfolio. The Fund's transition to active management on June 17, 2022 may have caused it to experience an abnormally high level of portfolio turnover during the period of the transition.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund primarily invests in equity securities. For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model designed to identify equity securities in the S&P 500 Index or S&P 400 Index that exhibit higher quality, growth potential, and pricing power. "Higher quality" means securities that PGI believes possess higher quality characteristics relative to their peers, measured by profitability, earnings quality, balance sheet strength, and solvency. "Pricing power" refers to the extent to which a company can raise the prices of its products without reducing the demand for them. As of September 30, 2022, the market capitalization range of the companies in the S&P 500 Index was between approximately $3.0 billion and $2.2 trillion. As of September 30, 2022, the market capitalization range of the companies in the S&P 400 Index was between approximately $1.2 billion and $15.3 billion. The Fund invests in equity securities of different market capitalizations (medium or large) and styles (growth or value).
The Fund's holdings are expected to be rebalanced at least annually. However, PGI may make any adjustments to the model and Fund holdings at its discretion. In constructing and revising the model and managing the Fund’s investments, PGI uses insights from diverse sources, including internal investment research, industry reports, and data from third-party consultants and other service providers, to develop and refine its investment themes and identify and take advantage of trends that may impact the Fund and its holdings.
The Fund invested significantly in one or more industries within the healthcare sector as of September 30, 2022.
Note: "Standard & Poor's 500", "Standard & Poor's 400", "S&P 500®" and "S&P 400®" are trademarks of Standard & Poor's Financial Services LLC and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's Financial Services LLC, and Standard & Poor's Financial Services LLC makes no representation regarding the advisability of investing in the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Active Management Risk. There is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Healthcare Sector Risk. A fund that invests in securities of companies in the healthcare sector (which includes companies involved in several industries, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services) is subject to the direct risks of investing in such companies. These companies are subject to extensive competition (due to, among others, generic drug sales or the loss of patent protection), product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that a proposed product will ever come to market. Such companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Purchases and redemptions of creation units primarily with cash rather than through in kind delivery of portfolio securities may cause the Fund to incur certain costs, such as brokerage costs or taxable gains or losses that it might not have incurred if it had made a redemption in kind. These costs could be imposed on the Fund and thus decrease its NAV to the extent that the costs are not offset by a transaction fee payable by an authorized participant.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund's shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (March 21, 2016).
During 2020, the Fund experienced a one-time gain of approximately $1.13 per share as the result of a one-time infusion of capital by the Advisor due to an operational error by a third party. If such gain had not been recognized, the total return amounts would have been lower.
Prior to June 17, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.The bar chart shows the investment returns of the Fund's shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PrincipalAM.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	2Q 2020	20.69%
Lowest return for a quarter during the period of the bar chart above:	1Q 2020	(19.38)%
(1) The year-to-date return as of September 30, 2022 is (25.45)%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Based on NAV)For the periods ended December 31, 2021(1)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 17, 2022, the Fund changed its primary broad-based index for performance comparison purposes to the S&P 500 Index in connection with the Fund's change to an actively managed Fund. Prior to that date, the Fund was passively managed to correspond to the Nasdaq US Price Setters Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Effective June 17, 2022, the Fund changed its primary broad-based index for performance comparison purposes to the S&P 500 Index in connection with the Fund's change to an actively managed Fund. Prior to that date, the Fund was passively managed to correspond to the Nasdaq US Price Setters Index.

Principal Exchange-Traded Funds | Principal Quality ETF | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses or taxes)	[14]
1 Year	rr_AverageAnnualReturnYear01	28.73%	[14]
5 Years	rr_AverageAnnualReturnYear05	18.48%	[14]
Since Inception	rr_AverageAnnualReturnSinceInception	17.90%	[15]
Principal Exchange-Traded Funds | Principal Quality ETF | Nasdaq US Price Setters Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)	[14]
Label	rr_AverageAnnualReturnLabel	Nasdaq US Price Setters Index (reflects no deductions for fees, expenses or taxes)	[14]
1 Year	rr_AverageAnnualReturnYear01	29.45%	[14]
5 Years	rr_AverageAnnualReturnYear05	19.46%	[14]
Since Inception	rr_AverageAnnualReturnSinceInception	17.79%	[15]
Principal Exchange-Traded Funds | Principal Quality ETF | Principal Quality ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSET
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 192
Annual Return 2017	rr_AnnualReturn2017	24.46%	[17]
Annual Return 2018	rr_AnnualReturn2018	(1.44%)	[17]
Annual Return 2019	rr_AnnualReturn2019	33.75%	[17]
Annual Return 2020	rr_AnnualReturn2020	16.35%	[17]
Annual Return 2021	rr_AnnualReturn2021	29.15%	[17]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(25.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.38%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[14]
1 Year	rr_AverageAnnualReturnYear01	29.15%	[14]
5 Years	rr_AverageAnnualReturnYear05	19.78%	[14],[18]
Since Inception	rr_AverageAnnualReturnSinceInception	17.99%	[15],[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2016
Principal Exchange-Traded Funds | Principal Quality ETF | Principal Quality ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[14]
1 Year	rr_AverageAnnualReturnYear01	28.63%	[14]
5 Years	rr_AverageAnnualReturnYear05	19.38%	[14]
Since Inception	rr_AverageAnnualReturnSinceInception	17.59%	[15]
Principal Exchange-Traded Funds | Principal Quality ETF | Principal Quality ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[14]
1 Year	rr_AverageAnnualReturnYear01	17.22%	[14]
5 Years	rr_AverageAnnualReturnYear05	16.01%	[14]
Since Inception	rr_AverageAnnualReturnSinceInception	14.62%	[15]
Principal Exchange-Traded Funds | Principal Real Estate Active Opportunities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL REAL ESTATE ACTIVE OPPORTUNITIES ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From May 18, 2022, the date operations commenced, through June 30, 2022, the Fund's portfolio turnover rate was 16.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies principally engaged in the real estate industry at the time of purchase. A real estate company has at least 50% of its assets, income or profits derived from investments, products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and non-REITs.
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
The Fund seeks to minimize its investments in traditional real estate sectors (e.g., conventional office, retail, apartments, and industrial). The Fund, instead, seeks to favor investments in growing non-traditional real estate sectors that may benefit from changing investor preferences and economic and societal shifts (e.g., data centers, wireless towers, and single-family rentals). The investment process relies on the professional judgment of the team’s portfolio managers and analysts to carry out a fundamental-based approach to source ideas in a bottom-up fashion. The analysts assess each potential company across multiple categories, including, among others, market outlook, business outlook, management skill and experience, capital structure, and income durability. Portfolio managers will consider this fundamental quality assessment, relative valuation, and recognition catalysts when selecting securities and constructing the Fund’s portfolio.
The Fund invests primarily in equity securities of U.S. companies, including those of small companies. The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.
The Fund is an actively managed ETF that operates pursuant to an exemptive order from the Securities and Exchange Commission (Non-Transparent Order) and does not publicly disclose its complete portfolio holdings each business day. Instead, the Fund publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Fund but is not the Fund’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests (Representative ETFs); and (3) cash and cash equivalents. For additional information regarding the Tracking Basket, see “Additional Fund Specific Information – Tracking basket structure” in the prospectus.
The Fund also publishes each business day on its website the "Tracking Basket Weight Overlap," which is the percentage weight overlap between the holdings of the prior business day’s Tracking Basket compared to the holdings of the Fund that formed the basis for the Fund’s calculation of net asset value per share (NAV) at the end of the prior business day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the Fund’s actual portfolio in percentage terms.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates its investments (invests more than 25% of its net assets) in securities in the real estate industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Active Management Risk. There is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.
Arbitrage Risk. Unlike ETFs that publicly disclose their complete portfolio holdings each business day, the Fund provides certain other information (the Tracking Basket) intended to allow market participants to estimate the value of positions in Fund shares. Although this information is designed to facilitate arbitrage opportunities in Fund shares to reduce bid-ask spread and minimize discounts or premiums between the market price and NAV of Fund shares, there is no guarantee the Fund’s arbitrage mechanism will operate as intended and that the Fund will not experience wide bid-ask spreads and/or large discounts or premiums to NAV. Further, the effectiveness of the Tracking Basket as an arbitrage mechanism is contingent upon, among other things, the Tracking Basket performing in a manner substantially identical to the performance of the Fund’s actual portfolio. The Fund’s investment adviser may not always be successful in creating a Tracking Basket that performs in a manner substantially identical to the performance of the Fund’s actual portfolio. In addition, market participants may attempt to use the disclosed information to "reverse engineer" the Fund’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the Fund’s performance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
•Real Estate. A fund concentrating in the real estate industry is subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts. These risks are explained more fully below in Real Estate Investment Trusts (REITs) Risk and Real Estate Securities Risk.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
These market trading risks may be more pronounced for the Fund versus an ETF that makes its daily holdings public, particularly during periods of market disruption or volatility. As a result, it may cost investors more to trade Fund shares than shares of other ETFs.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Real Estate Investment Trusts ("REITs") Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Purchases and redemptions of creation units primarily with cash rather than through in kind delivery of portfolio securities may cause the Fund to incur certain costs, such as brokerage costs or taxable gains or losses that it might not have incurred if it had made a redemption in kind. These costs could be imposed on the Fund and thus decrease its NAV to the extent that the costs are not offset by a transaction fee payable by an authorized participant.
Tracking Basket Structure Risk.  The Fund's Tracking Basket structure may affect the price at which shares of the Fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the Fund’s NAV, there is a risk that market prices will vary significantly from NAV. ETFs trading on the basis of a published Tracking Basket may trade at a wider bid-ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. At certain thresholds for such premiums/discounts, bid/ask spreads and tracking error, the Fund’s Board will consider possible remedial measures, which may include liquidation or conversion to a fully transparent, active ETF or a mutual fund. In addition, although the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders, such as front running the Fund’s trades of portfolio securities.
Trading Halt Risk. There may be circumstances where a security held in the Fund's portfolio but not in the Tracking Basket does not have readily available market quotations. If PGI determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Fund's portfolio, will be publicly disclosed on the Fund's website and PGI will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. In addition, if securities representing 10% or more of the Fund's portfolio do not have readily available market quotations, PGI would promptly request the exchange to halt trading on the Fund, meaning that investors would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund's performance is benchmarked against the FTSE NAREIT All Equity REITs Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown because the Fund has not yet had a calendar year of performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PrincipalAM.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Principal Exchange-Traded Funds | Principal Real Estate Active Opportunities ETF | Principal Real Estate Active Opportunities ETF Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BYRE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%	[19]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 208
Principal Exchange-Traded Funds | Principal Spectrum Preferred Securities Active ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL SPECTRUM PREFERRED SECURITIES ACTIVE ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in preferred securities at the time of purchase. Examples of preferred securities include preferred stock, certain depositary receipts, and various types of junior subordinated debt (such debt generally includes the contractual ability to defer payment of interest without accelerating an immediate default event). In particular, the Fund focuses on preferred securities known as “$1,000 par preferred securities” which are issued in large, institutional lot sizes, typically by U.S. and non-U.S. financial services companies (i.e., banking, insurance and commercial finance companies) and other corporations. Preferred securities generally pay fixed and floating rate distributions and are junior to all forms of the company's senior debt, but may have "preference" over common stock in the payment of distributions and the liquidation of a company's assets. The Fund may invest its assets in below investment grade preferred securities (sometimes called "high yield" or "junk") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody’s") and BB+ or lower by Standard & Poor’s Rating Service ("S&P") (if a security is rated differently by the rating agencies, the highest rating is used; if the security has been rated by only one of those agencies, that rating will determine whether the security is below investment grade; If the security has not been rated by either of those agencies, the Sub-Advisor will determine whether the security is of a quality comparable to those rated below investment grade).The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance and commercial finance) within the financial services sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance and commercial finance) within the financial services sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Active Management Risk. There is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
•Financial Services. A fund concentrating in financial services companies may be more susceptible to adverse economic or regulatory occurrences affecting financial services companies. Financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are especially vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.
Liquidity Risk. A Fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve certain fixed-income securities, securities of companies with smaller market capitalizations, foreign securities, derivatives, high yield bonds and bank loans or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company's capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Purchases and redemptions of creation units primarily with cash rather than through in kind delivery of portfolio securities may cause the Fund to incur certain costs, such as brokerage costs or taxable gains or losses that it might not have incurred if it had made a redemption in kind. These costs could be imposed on the Fund and thus decrease its NAV to the extent that the costs are not offset by a transaction fee payable by an authorized participant.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (July 10, 2017).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PrincipalAM.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	2Q 2020	12.14%
Lowest return for a quarter during the period of the bar chart above:	1Q 2020	(12.33)%
(1) The year-to-date return as of September 30, 2022 is (14.37)%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Based on NAV)For the periods ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Principal Exchange-Traded Funds | Principal Spectrum Preferred Securities Active ETF | ICE BofA Merrill Lynch U.S. Investment Grade Institutional Capital Securities Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	ICE BofA Merrill Lynch U.S. Investment Grade Institutional Capital Securities Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	5.74%
Principal Exchange-Traded Funds | Principal Spectrum Preferred Securities Active ETF | Principal Spectrum Preferred Securities Active ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PREF
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%	[20]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 689
Annual Return 2018	rr_AnnualReturn2018	(5.62%)	[21]
Annual Return 2019	rr_AnnualReturn2019	17.78%	[21]
Annual Return 2020	rr_AnnualReturn2020	7.60%	[21]
Annual Return 2021	rr_AnnualReturn2021	2.10%	[21]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.37%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.33%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.10%
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 10, 2017
Principal Exchange-Traded Funds | Principal Spectrum Preferred Securities Active ETF | Principal Spectrum Preferred Securities Active ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.44%
Since Inception	rr_AverageAnnualReturnSinceInception	3.37%
Principal Exchange-Traded Funds | Principal Spectrum Preferred Securities Active ETF | Principal Spectrum Preferred Securities Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.24%
Since Inception	rr_AverageAnnualReturnSinceInception	3.30%
Principal Exchange-Traded Funds | Principal Spectrum Tax-Advantaged Dividend Active ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL SPECTRUM TAX-ADVANTAGED DIVIDEND ACTIVE ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6.7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying securities at the time of purchase. Such securities include, without limitation, preferred securities and capital securities of U.S. and non-U.S. issuers. The Fund invests significantly in securities that, at the time of issuance, are eligible to pay dividends that qualify for favorable U.S. federal income tax treatment, such as dividends treated as “qualified dividend income” ("QDI") and qualified dividends from real estate investment trusts ("REITS"). However, the Fund also invests in securities that are not eligible for such treatment.
Examples of preferred securities in which the Fund invests include preferred stock, certain depositary receipts, and various types of junior subordinated debt. Such preferred securities generally pay fixed and floating rate distributions and are junior to all forms of the company's senior debt, but may have "preference" over common stock in the payment of distributions and the liquidation of a company's assets. Capital securities are securities issued by financial institutions and other corporate issuers for purposes of satisfying regulatory capital requirements of obtaining agency credit. Examples of capital securities in which the Fund invests include subordinated debt securities, certain preferred securities, and contingent convertible securities (“Cocos”). Cocos are hybrid debt securities typically issued by non-US banking institutions that have contractual equity conversion or principal write-down features that are triggered by regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern if the conversion trigger were not exercised. The Fund defines "dividend-paying securities" to include preferred and capital securities that make payments and distributions that are treated as dividends for U.S. federal income tax purposes.
The Fund invests in investment grade securities and in below investment grade securities (sometimes called "high yield" or "junk"). The Fund is not managed to a particular maturity or duration. The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance and commercial finance) within the financial services sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance and commercial finance) within the financial services sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Active Management Risk. There is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.
Capital Securities Risk. In addition to the risks associated with other types of preferred securities and fixed-income securities, investing in capital securities includes the risk that the value of securities may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates.
Contingent Convertible Securities Risk. In addition to the general risks associated with fixed-income securities and convertible securities, the risks of investing in contingent convertible securities (“CoCos”) include the risk that a CoCo may be written down, written off or converted into an equity security when the issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Dividend-Oriented Stocks Risk. Companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. For example, a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Additionally, the Fund’s performance during a broad market advance could suffer because dividend-paying securities may not experience the same capital appreciation as non-dividend paying securities.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
•Financial Services. A fund concentrating in financial services companies may be more susceptible to adverse economic or regulatory occurrences affecting financial services companies. Financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are especially vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Preferred Securities Risk. Because preferred securities have a lower priority claim on assets or earnings than senior bonds and other debt instruments in a company's capital structure, they are subject to greater credit and liquidation risk than more senior debt instruments. In addition, preferred securities are subject to other risks, such as limited or no voting rights, deferring or skipping distributions, interest rate risk, and redeeming the security prior to any stated maturity date.
Real Estate Investment Trusts ("REITs") Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Purchases and redemptions of creation units primarily with cash rather than through in kind delivery of portfolio securities may cause the Fund to incur certain costs, such as brokerage costs or taxable gains or losses that it might not have incurred if it had made a redemption in kind. These costs could be imposed on the Fund and thus decrease its NAV to the extent that the costs are not offset by a transaction fee payable by an authorized participant.
Tax-Advantaged Strategy Risk. There can be no assurance as to the portion of the Fund’s distributions that will qualify for favorable federal income tax treatment. The Fund may make investments and pay dividends that are ineligible for favorable tax treatment or that otherwise do not meet the requirements for such treatment, and shareholders must satisfy certain requirements to take advantage of beneficial tax treatment.
For example, only certain individual and non-corporate taxpayers (and not corporate and other certain taxpayers) are eligible for reduced income tax rates (0%-20%) on QDI or to deduct up to 20% of qualified dividends from REITs (“QRD”). Additionally, in order to benefit from QDI or QRD treatment, both the Fund and eligible shareholders must meet holding period requirements. Some taxpayers (including certain individuals, trusts, and estates) may be subject to an additional 3.8% tax on QDI. Current regulations provide for favorable QRD treatment only for dividends distributed during the 2018-2025 tax years.
Moreover, the Internal Revenue Service may take a contrary position as to the tax treatment of certain dividends. Federal income tax laws with respect to qualified dividends or other favorable tax treatment may change, and any applicable reduced income tax rate or deduction may change or be eliminated for some or all taxpayers. Therefore, some or all of the Fund’s dividends may be subject to ordinary income tax rates and/or may not qualify for any special deduction under U.S. federal income tax laws. Any dividends made by the Fund will also be subject to applicable state and local tax.
Because the Fund makes investment decisions based in part on tax considerations, the Fund’s pre-tax performance may be lower than the performance of similar funds that are not tax-managed.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (June 16, 2020).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PrincipalAM.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	4Q 2021	2.75%
Lowest return for a quarter during the period of the bar chart above:	2Q 2021	(0.50)%
(1) The year-to-date return as of September 30, 2022 is (11.74)%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Based on NAV)For the periods ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Principal Exchange-Traded Funds | Principal Spectrum Tax-Advantaged Dividend Active ETF | ICE BofA Merrill Lynch 7% Constrained DRD Eligible Preferred Securities Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	ICE BofA Merrill Lynch 7% Constrained DRD Eligible Preferred Securities Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.24%
Since Inception	rr_AverageAnnualReturnSinceInception	8.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2020
Principal Exchange-Traded Funds | Principal Spectrum Tax-Advantaged Dividend Active ETF | Principal Spectrum Tax-Advantaged Dividend Active ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PQDI
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%	[22]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Return 2021	rr_AnnualReturn2021	2.86%	[23]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.74%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.50%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.86%
Since Inception	rr_AverageAnnualReturnSinceInception	8.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 16, 2020
Principal Exchange-Traded Funds | Principal Spectrum Tax-Advantaged Dividend Active ETF | Principal Spectrum Tax-Advantaged Dividend Active ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.74%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%
Principal Exchange-Traded Funds | Principal Spectrum Tax-Advantaged Dividend Active ETF | Principal Spectrum Tax-Advantaged Dividend Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.70%
Since Inception	rr_AverageAnnualReturnSinceInception	5.80%
Principal Exchange-Traded Funds | Principal Ultra-Short Active Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL ULTRA-SHORT ACTIVE INCOME ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in investment-grade bonds and other fixed income securities. "Investment grade” securities are rated at the time of purchase BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of those selecting such investments. If the security has been rated by only one of those agencies, that rating will determine whether the security is investment grade.
The Fund invests in fixed- and floating-rate securities. The Fund invests in foreign securities, corporate securities, securities issued by the U.S. and foreign governments and their agencies and instrumentalities, asset-backed securities (securitized products), and commercial paper. The Fund concentrates (invests more than 25% of its net assets) its investments in one or more industries (i.e., banking, insurance and commercial finance) within the financial services sector.
Under normal circumstances, the Fund maintains an average effective maturity of three years or less and an average portfolio duration of one year or less. The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share. The Fund actively trades securities.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates (invests more than 25% of its net assets) its investments in one or more industries (i.e., banking, insurance and commercial finance) within the financial services sector.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Active Management Risk. There is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.
Commercial Paper Risk. The value of the Fund’s investment in commercial paper, which is generally unsecured, is susceptible to changes in interest rates and the issuer’s financial condition or credit quality. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investments in commercial paper are subject to the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding obligations. In addition, under certain circumstances commercial paper may become illiquid or may suffer from reduced liquidity.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate, credit quality, and liquidity risks. The market value of fixed-income securities generally declines when interest rates rise, and increased interest rates may adversely affect the liquidity of certain fixed-income securities. Moreover, an issuer of fixed-income securities could default on its payment obligations due to increased interest rates or for other reasons.
Floating Interest Rate Risk.  Floating interest rates vary with and are periodically adjusted to reflect changes in a generally recognized base interest rate (e.g., LIBOR, SOFR, the federal funds rate, or a similar reference rate). Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed notes of the same maturity. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.
•Financial Services. A fund concentrating in financial services companies may be more susceptible to adverse economic or regulatory occurrences affecting financial services companies. Financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are especially vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates, which means funds with longer average portfolio durations may be more volatile than those with shorter durations.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Purchases and redemptions of creation units primarily with cash rather than through in kind delivery of portfolio securities may cause the Fund to incur certain costs, such as brokerage costs or taxable gains or losses that it might not have incurred if it had made a redemption in kind. These costs could be imposed on the Fund and thus decrease its NAV to the extent that the costs are not offset by a transaction fee payable by an authorized participant.
Securitized Products Risk. Investments in securitized products are subject to risks similar to traditional fixed income securities, such as credit, interest rate, liquidity, prepayment, extension, and default risk, as well as additional risks associated with the nature of the assets and the servicing of those assets. Unscheduled prepayments on securitized products may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).
U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.
U.S. Government-Sponsored Securities Risk. Securities issued by U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. government.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (April 24, 2019).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PrincipalAM.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	2Q 2020	1.75%
Lowest return for a quarter during the period of the bar chart above:	1Q 2020	(0.48)%
(1) The year-to-date return as of September 30, 2022 is (0.74)%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Based on NAV)For the periods ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Principal Exchange-Traded Funds | Principal Ultra-Short Active Income ETF | Bloomberg U.S. 1-3 Month Treasury Bill Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. 1-3 Month Treasury Bill Index
1 Year	rr_AverageAnnualReturnYear01	0.04%
Since Inception	rr_AverageAnnualReturnSinceInception	0.75%
Principal Exchange-Traded Funds | Principal Ultra-Short Active Income ETF | Principal Ultra-Short Active Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	USI
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.18%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.18%	[24]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	58
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 230
Annual Return 2020	rr_AnnualReturn2020	1.67%	[25]
Annual Return 2021	rr_AnnualReturn2021	(0.09%)	[25]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.74%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.48%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 24, 2019
Principal Exchange-Traded Funds | Principal Ultra-Short Active Income ETF | Principal Ultra-Short Active Income ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.46%
Principal Exchange-Traded Funds | Principal Ultra-Short Active Income ETF | Principal Ultra-Short Active Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.63%
Principal Exchange-Traded Funds | Principal U.S. Large-Cap Adaptive Multi-Factor ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL U.S. LARGE-CAP ADAPTIVE MULTI-FACTOR ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 106.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those within the market capitalization range of the companies in the S&P 500 Index, which as of September 30, 2022, was between approximately $3.0 billion and $2.2 trillion. The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.
For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model. The model is designed to identify and rank equity securities in the S&P 500 Index (the "Index") that correspond to factor categories including the following:
•Value companies – securities with low prices relative to their fundamental value, measured by such metrics as earnings yield, free cash flow yield, and sales yield.
•Higher quality companies – securities ranked based on metrics such as return on equity, sales growth, earnings growth, and balance sheet measures of quality (such as lower debt and accruals).
•Higher momentum companies – securities ranked by evaluating recent performance.
•Lower volatility companies – identified using the recent standard deviation of returns (in other words, how much such returns vary).
The model incorporates a proprietary rules-based methodology that identifies the current market risk regime as “lower,” “higher and increasing,” or “higher and decreasing” and then weights securities within and among the factor categories based on the prevailing market regime. During "higher and decreasing" market risk environments, the model is expected to correspond more closely to the weights used in the Index itself; however, in other regimes, the model’s selection and weighting is expected to differ from the Index in an effort to outperform the Index returns after fees and expenses. In "lower" risk environments, the model is expected to allocate more to value, quality, and momentum stocks, while de-emphasizing lower volatility stocks, whereas in "higher and increasing" risk environments the model is expected to allocate more to lower volatility stocks, as well as quality and momentum stocks, while de-emphasizing value stocks. For certain securities, the model assigns weights equal to that of the Index in all risk regimes. The Fund invested significantly in industries within the information technology sector as of September 30, 2022.
PGI expects to review the risk environment weekly. In circumstances where the risk environment does not change, the Fund's holdings are expected to be rebalanced semi-annually. Fund holdings will be rebalanced more frequently in the event of market risk regime shifts, which will result in increased portfolio turnover. PGI expects to review the model and risk environment regularly, and adjustments to the model and Fund holdings may be made at PGI's discretion. The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.
Note: "Standard & Poor's 500" and "S&P 500®" are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global, and S&P Global makes no representation regarding the advisability of investing in the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Active Management Risk. There is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by the active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
Information Technology Sector Risk. Companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and are particularly vulnerable to changes in technology product cycles, product obsolescence, government regulation, and competition, both domestically and internationally. Such companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
Momentum Style Risk. Momentum can turn quickly, and stocks that previously exhibited high momentum may not experience continued positive momentum. Momentum securities may be more volatile than a broad cross-section of securities or the overall stock market. The Fund may experience losses if momentum stops, reverses or otherwise behaves differently than predicted. In addition, there may be periods when momentum style is out of favor, during which the investment performance of the Fund may suffer to the extent it employs momentum style methodology.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Purchases and redemptions of creation units primarily with cash rather than through in kind delivery of portfolio securities may cause the Fund to incur certain costs, such as brokerage costs or taxable gains or losses that it might not have incurred if it had made a redemption in kind. These costs could be imposed on the Fund and thus decrease its NAV to the extent that the costs are not offset by a transaction fee payable by an authorized participant.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the S&P 500 Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Fund’s performance is benchmarked against the S&P 500 Index. Performance information provides an indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown because the Fund has not yet had a calendar year of performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PrincipalAM.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Principal Exchange-Traded Funds | Principal U.S. Large-Cap Adaptive Multi-Factor ETF | Principal U.S. Large-Cap Adaptive Multi-Factor ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLRG
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%	[26]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 192
Principal Exchange-Traded Funds | Principal U.S. Mega-Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL U.S. MEGA-CAP ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41.1% of the average value of its portfolio. The Fund's transition to active management on June 10, 2022 may have caused it to experience an abnormally high level of portfolio turnover during the period of the transition.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with very large ("mega") market capitalizations at the time of purchase. For this Fund, companies with mega capitalizations are those with market capitalizations in the top 50th percentile of the S&P 500 Index at the time of purchase. As of September 30, 2022, the market capitalization range of the companies in the S&P 500 Index was between approximately $3.0 billion and $2.2 trillion, and the market capitalization range of companies with mega capitalizations in the S&P 500 Index was between approximately $134.4 billion and $2.2 trillion.
For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model. The model is designed to identify equity securities of companies in the S&P 500 Index that have the largest market capitalizations, while typically applying higher weight to securities that PGI expects to be less volatile, meaning the share price of the security has a lower degree of fluctuation over time. The Fund invests in equity securities of different styles (growth or value).
The Fund's holdings are expected to be rebalanced at least annually. However, PGI may make any adjustments to the model and Fund holdings at its discretion. In constructing and revising the model and managing the Fund’s investments, PGI uses insights from diverse sources, including internal investment research, industry reports, and data from third-party consultants and other service providers, to develop and refine its investment themes and identify and take advantage of trends that may impact the Fund and its holdings.
The Fund invested significantly in one or more industries within the information technology sector as of September 30, 2022.
Note: "Standard & Poor's 500" and "S&P 500®" are trademarks of Standard & Poor's Financial Services LLC and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's Financial Services LLC, and Standard & Poor's Financial Services LLC makes no representation regarding the advisability of investing in the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Active Management Risk. There is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Information Technology Sector Risk. Companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and are particularly vulnerable to changes in technology product cycles, product obsolescence, government regulation, and competition, both domestically and internationally. Such companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Purchases and redemptions of creation units primarily with cash rather than through in kind delivery of portfolio securities may cause the Fund to incur certain costs, such as brokerage costs or taxable gains or losses that it might not have incurred if it had made a redemption in kind. These costs could be imposed on the Fund and thus decrease its NAV to the extent that the costs are not offset by a transaction fee payable by an authorized participant.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (October 11, 2017).
Prior to June 10, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PrincipalAM.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	2Q 2020	16.44%
Lowest return for a quarter during the period of the bar chart above:	1Q 2020	(17.17)%
(1) The year-to-date return as of September 30, 2022 is (23.06)%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Based on NAV)For the periods ended December 31, 2021(1)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 10, 2022, the Fund changed its primary broad-based index to the S&P 500 Index in connection with the Fund's change to an actively managed Fund. Prior to that date, the Fund was passively managed to correspond to the Nasdaq US Mega Cap Select Leaders Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Effective June 10, 2022, the Fund changed its primary broad-based index to the S&P 500 Index in connection with the Fund's change to an actively managed Fund. Prior to that date, the Fund was passively managed to correspond to the Nasdaq US Mega Cap Select Leaders Index.

Principal Exchange-Traded Funds | Principal U.S. Mega-Cap ETF | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	[27]
1 Year	rr_AverageAnnualReturnYear01	28.73%	[27]
Since Inception	rr_AverageAnnualReturnSinceInception	18.03%	[27]
Principal Exchange-Traded Funds | Principal U.S. Mega-Cap ETF | Nasdaq US Mega Cap Select Leaders Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Nasdaq US Mega Cap Select Leaders Index (reflects no deductions for fees, expenses or taxes)	[27]
1 Year	rr_AverageAnnualReturnYear01	26.52%	[27]
Since Inception	rr_AverageAnnualReturnSinceInception	16.96%	[27]
Principal Exchange-Traded Funds | Principal U.S. Mega-Cap ETF | Principal U.S. Mega-Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	USMC
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%	[28]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[29]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 12
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	45
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	82
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 189
Annual Return 2018	rr_AnnualReturn2018	(1.78%)	[30]
Annual Return 2019	rr_AnnualReturn2019	27.43%	[30]
Annual Return 2020	rr_AnnualReturn2020	16.03%	[30]
Annual Return 2021	rr_AnnualReturn2021	26.23%	[30]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(23.06%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.17%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[27]
1 Year	rr_AverageAnnualReturnYear01	26.23%	[27]
Since Inception	rr_AverageAnnualReturnSinceInception	16.72%	[27]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 11, 2017
Principal Exchange-Traded Funds | Principal U.S. Mega-Cap ETF | Principal U.S. Mega-Cap ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[27]
1 Year	rr_AverageAnnualReturnYear01	25.38%	[27]
Since Inception	rr_AverageAnnualReturnSinceInception	16.11%	[27]
Principal Exchange-Traded Funds | Principal U.S. Mega-Cap ETF | Principal U.S. Mega-Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[27]
1 Year	rr_AverageAnnualReturnYear01	15.49%	[27]
Since Inception	rr_AverageAnnualReturnSinceInception	13.18%	[27]
Principal Exchange-Traded Funds | Principal U.S. Small-Cap Adaptive Multi-Factor ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL U.S. SMALL-CAP ADAPTIVE MULTI-FACTOR ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 128.4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	128.40%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those within the market capitalization range of the companies in the S&P SmallCap 600 Index, which as of September 30, 2022, was between approximately $120.0 million and $5.5 billion.
For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model. The model is designed to identify and rank equity securities in the S&P SmallCap 600 Index (the "Index") that correspond to factor categories including the following:
•Value companies – securities with low prices relative to their fundamental value, measured by such metrics as earnings yield, free cash flow yield, and sales yield.
•Higher quality companies – securities ranked based on metrics such as return on equity, sales growth, earnings growth, and balance sheet measures of quality (such as lower debt and accruals).
•Higher momentum companies – securities ranked by evaluating recent performance.
•Lower volatility companies – identified using the recent standard deviation of returns (in other words, how much such returns vary).
The model incorporates a proprietary rules-based methodology that identifies the current market risk regime as “lower,” “higher and increasing,” or “higher and decreasing” and then weights securities within and among the factor categories based on the prevailing market regime. During "higher and decreasing" market risk environments, the model is expected to correspond more closely to the weights used in the Index itself; however, in other regimes, the model’s selection and weighting is expected to differ from the Index in an effort to outperform the Index returns after fees and expenses. In "lower" risk environments, the model is expected to allocate more to value, quality, and momentum stocks, while de-emphasizing lower volatility stocks, whereas in "higher and increasing" risk environments the model is expected to allocate more to lower volatility stocks, as well as quality and momentum stocks, while de-emphasizing value stocks. For certain securities, the model assigns weights equal to that of the Index in all risk regimes.
PGI expects to review the risk environment weekly. In circumstances where the risk environment does not change, the Fund's holdings are expected to be rebalanced semi-annually. Fund holdings will be rebalanced more frequently in the event of market risk regime shifts, which will result in increased portfolio turnover. PGI expects to review the model and risk environment regularly, and adjustments to the model and Fund holdings may be made at PGI's discretion. The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.
Note: "Standard & Poor's 600" and "S&P SmallCap 600®" are trademarks of S&P Global and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by S&P Global, and S&P Global makes no representation regarding the advisability of investing in the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Active Management Risk. There is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by the active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
Momentum Style Risk. Momentum can turn quickly, and stocks that previously exhibited high momentum may not experience continued positive momentum. Momentum securities may be more volatile than a broad cross-section of securities or the overall stock market. The Fund may experience losses if momentum stops, reverses or otherwise behaves differently than predicted. In addition, there may be periods when momentum style is out of favor, during which the investment performance of the Fund may suffer to the extent it employs momentum style methodology.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Purchases and redemptions of creation units primarily with cash rather than through in kind delivery of portfolio securities may cause the Fund to incur certain costs, such as brokerage costs or taxable gains or losses that it might not have incurred if it had made a redemption in kind. These costs could be imposed on the Fund and thus decrease its NAV to the extent that the costs are not offset by a transaction fee payable by an authorized participant.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the S&P SmallCap 600 Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Fund’s performance is benchmarked against the S&P SmallCap 600 Index. Performance information provides an indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is shown because the Fund has not yet had a calendar year of performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PrincipalAM.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Principal Exchange-Traded Funds | Principal U.S. Small-Cap Adaptive Multi-Factor ETF | Principal U.S. Small-Cap Adaptive Multi-Factor ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PLTL
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.19%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.19%	[31]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	61
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	107
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 243
Principal Exchange-Traded Funds | Principal U.S. Small Cap Multi-Factor ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL U.S. SMALL-CAP MULTI-FACTOR ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70.6% of the average value of its portfolio. The Fund's transition to active management on July 8, 2022 may have caused it to experience an abnormally high level of portfolio turnover during the period of the transition.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000 Index. As of September 30, 2022, the market capitalization range of the companies in the Russell 2000 Index was between approximately $14.1 million to $13.6 billion.
For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model designed to identify and rank equity securities (including growth and value stock) of small-capitalization companies in the Russell 2000 Index that PGI believes display (i) value characteristics (companies with low share prices relative to their fundamental value), (ii) higher quality (companies that possess higher quality characteristics relative to their peers, measured by profitability, earnings quality, balance sheet strength, and solvency), and (iii) higher momentum (companies that have share prices and earnings that are trending up). In weighting securities, the model first weights the preceding three characteristics approximately equally and then seeks to assign greater weight to securities that PGI determines are more liquid (meaning the securities that would be the easiest to trade without significantly impacting their value based on recent average trading volumes) and less volatile (meaning the share price of the security has a lower degree of fluctuation over time).
The Fund's holdings are expected to be rebalanced at least annually. However, PGI may make any adjustments to the model and Fund holdings at its discretion. In constructing and revising the model and managing the Fund’s investments, PGI uses insights from diverse sources, including internal investment research, industry reports, and data from third-party consultants and other service providers, to develop and refine its investment themes and identify and take advantage of trends that may impact the Fund and its holdings.
Note: "Russell 2000" is a trademark of FTSE Russell Company and has been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by FTSE Russell Company, and FTSE Russell Company makes no representation regarding the advisability of investing in the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Active Management Risk. There is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
Momentum Style Risk. Stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole. In addition, there may be periods when momentum style is out of favor, during which the investment performance of a Fund that uses momentum-based strategies may suffer.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Purchases and redemptions of creation units primarily with cash rather than through in kind delivery of portfolio securities may cause the Fund to incur certain costs, such as brokerage costs or taxable gains or losses that it might not have incurred if it had made a redemption in kind. These costs could be imposed on the Fund and thus decrease its NAV to the extent that the costs are not offset by a transaction fee payable by an authorized participant.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (September 21, 2016).
Prior to July 8, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PrincipalAM.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	4Q 2020	30.83%
Lowest return for a quarter during the period of the bar chart above:	1Q 2020	(32.95)%
(1) The year-to-date return as of September 30, 2022 is (21.93)%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Based on NAV)For the periods ended December 31, 2021(1)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 8, 2022, the Fund changed its primary broad-based index to the Russell 2000 Index in connection with the Fund's change to an actively managed Fund. Prior to that date, the Fund was passively managed to correspond to the Nasdaq US SmallCap Select Leaders Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Effective July 8, 2022, the Fund changed its primary broad-based index to the Russell 2000 Index in connection with the Fund's change to an actively managed Fund. Prior to that date, the Fund was passively managed to correspond to the Nasdaq US SmallCap Select Leaders Index.

Principal Exchange-Traded Funds | Principal U.S. Small Cap Multi-Factor ETF | Russell 2000 Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deductions for fees, expenses, or taxes)	[32]
1 Year	rr_AverageAnnualReturnYear01	14.83%	[32]
5 Years	rr_AverageAnnualReturnYear05	12.02%	[32]
Since Inception	rr_AverageAnnualReturnSinceInception	13.29%	[32]
Principal Exchange-Traded Funds | Principal U.S. Small Cap Multi-Factor ETF | Nasdaq US SmallCap Select Leaders Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Nasdaq US SmallCap Select Leaders Index (reflects no deductions for fees, expenses or taxes)	[32]
1 Year	rr_AverageAnnualReturnYear01	33.05%	[32]
5 Years	rr_AverageAnnualReturnYear05	13.42%	[32]
Since Inception	rr_AverageAnnualReturnSinceInception	14.90%	[32]
Principal Exchange-Traded Funds | Principal U.S. Small Cap Multi-Factor ETF | Principal U.S. Small-Cap Multi-Factor ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSC
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%	[33]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 480
Annual Return 2017	rr_AnnualReturn2017	13.41%	[34]
Annual Return 2018	rr_AnnualReturn2018	(9.23%)	[34]
Annual Return 2019	rr_AnnualReturn2019	18.87%	[34]
Annual Return 2020	rr_AnnualReturn2020	13.45%	[34]
Annual Return 2021	rr_AnnualReturn2021	32.32%	[34]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(21.93%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.95%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[32]
1 Year	rr_AverageAnnualReturnYear01	32.32%	[32]
5 Years	rr_AverageAnnualReturnYear05	12.93%	[32]
Since Inception	rr_AverageAnnualReturnSinceInception	14.40%	[32]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 21, 2016
Principal Exchange-Traded Funds | Principal U.S. Small Cap Multi-Factor ETF | Principal U.S. Small-Cap Multi-Factor ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[32]
1 Year	rr_AverageAnnualReturnYear01	31.52%	[32]
5 Years	rr_AverageAnnualReturnYear05	12.51%	[32]
Since Inception	rr_AverageAnnualReturnSinceInception	13.98%	[32]
Principal Exchange-Traded Funds | Principal U.S. Small Cap Multi-Factor ETF | Principal U.S. Small-Cap Multi-Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[32]
1 Year	rr_AverageAnnualReturnYear01	19.12%	[32]
5 Years	rr_AverageAnnualReturnYear05	10.20%	[32]
Since Inception	rr_AverageAnnualReturnSinceInception	11.47%	[32]
Principal Exchange-Traded Funds | Principal Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL VALUE ETF
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 298.2% of the average value of its portfolio. The Fund's transition to active management on June 24, 2022 may have caused it to experience an abnormally high level of portfolio turnover during the period of the transition.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	298.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund primarily invests in equity securities, focusing on value stocks. For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model designed to identify equity securities of mid- to large-capitalization companies in the S&P 500 Index that exhibit higher degrees of shareholder yield (meaning how much money a company distributes to shareholders through dividends and share repurchases). As of September 30, 2022, the market capitalization range of the companies in the S&P 500 Index was between approximately $3.0 billion and $2.2 trillion. The model includes securities that have paid a regular dividend in the prior year.
The Fund's holdings are expected to be rebalanced at least annually. However, PGI may make any adjustments to the model and Fund holdings at its discretion. In constructing and revising the model and managing the Fund’s investments, PGI uses insights from diverse sources, including internal investment research, industry reports, and data from third-party consultants and other service providers, to develop and refine its investment themes and identify and take advantage of trends that may impact the Fund and its holdings. The Fund's strategies may result in the active and frequent trading of the Fund's portfolio securities.
The Fund invested significantly in one or more industries within the financial services sector (i.e., banking, insurance and commercial finance industries) as of September 30, 2022.
Note: "Standard & Poor's 500" and "S&P 500®" are trademarks of Standard & Poor's Financial Services LLC and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's Financial Services LLC, and Standard & Poor's Financial Services LLC makes no representation regarding the advisability of investing in the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Active Management Risk. There is no guarantee that the investment techniques, analyses, or judgments that the Fund’s investment advisor and/or sub-advisor applies in making investment decisions for the Fund will produce the intended outcome or that the investments the advisor selects for the Fund will perform as well as other securities that were not selected for the Fund. The Fund may not achieve its investment objective, and it is not intended to be a complete investment program.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Financial Services Sector Risk. A fund that invests significantly in financial services companies may be more susceptible to adverse economic or regulatory occurrences affecting financial services companies. Financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are especially vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.
High Portfolio Turnover Risk. High portfolio turnover (more than 100%) caused by the active and frequent trading of portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
Redemption and Large Transaction Risk. Ownership of the Fund’s shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may sell or purchase Fund shares in large quantities on the secondary market. These secondary market transactions may cause authorized participants to increase their purchases and redemptions of creation units from the Fund. Purchases and redemptions of creation units primarily with cash rather than through in kind delivery of portfolio securities may cause the Fund to incur certain costs, such as brokerage costs or taxable gains or losses that it might not have incurred if it had made a redemption in kind. These costs could be imposed on the Fund and thus decrease its NAV to the extent that the costs are not offset by a transaction fee payable by an authorized participant.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund's shares were first sold (March 21, 2016).
Prior to June 24, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.The bar chart shows the investment returns of the Fund’s shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.PrincipalAM.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of December 31 (1)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest return for a quarter during the period of the bar chart above:	2Q 2020	22.18%
Lowest return for a quarter during the period of the bar chart above:	1Q 2020	(33.36)%
(1) The year-to-date return as of September 30, 2022 is (15.97)%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Based on NAV)For the periods ended December 31, 2021(1)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective June 24, 2022, the Fund changed its primary broad-based index to the S&P 500 Index in connection with the Fund's change to an actively managed Fund. Prior to that date, the Fund was passively managed to correspond to the Nasdaq US Shareholder Yield Index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Effective June 24, 2022, the Fund changed its primary broad-based index to the S&P 500 Index in connection with the Fund's change to an actively managed Fund. Prior to that date, the Fund was passively managed to correspond to the Nasdaq US Shareholder Yield Index.

Principal Exchange-Traded Funds | Principal Value ETF | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	[15]
1 Year	rr_AverageAnnualReturnYear01	28.73%	[15]
5 Years	rr_AverageAnnualReturnYear05	18.48%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	17.90%	[15]
Principal Exchange-Traded Funds | Principal Value ETF | Nasdaq US Shareholder Yield Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Nasdaq US Shareholder Yield Index (reflects no deductions for fees, expenses or taxes)	[15]
1 Year	rr_AverageAnnualReturnYear01	35.25%	[15]
5 Years	rr_AverageAnnualReturnYear05	13.04%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	13.67%	[15]
Principal Exchange-Traded Funds | Principal Value ETF | Principal Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.15%	[35]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	85
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 192
Annual Return 2017	rr_AnnualReturn2017	19.07%	[36]
Annual Return 2018	rr_AnnualReturn2018	(12.51%)	[36]
Annual Return 2019	rr_AnnualReturn2019	26.33%	[36]
Annual Return 2020	rr_AnnualReturn2020	2.51%	[36]
Annual Return 2021	rr_AnnualReturn2021	34.76%	[36]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.97%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.36%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[15]
1 Year	rr_AverageAnnualReturnYear01	34.76%	[15]
5 Years	rr_AverageAnnualReturnYear05	12.70%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	13.30%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2016
Principal Exchange-Traded Funds | Principal Value ETF | Principal Value ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[15]
1 Year	rr_AverageAnnualReturnYear01	33.15%	[15]
5 Years	rr_AverageAnnualReturnYear05	11.91%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	12.52%	[15]
Principal Exchange-Traded Funds | Principal Value ETF | Principal Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[15]
1 Year	rr_AverageAnnualReturnYear01	20.52%	[15]
5 Years	rr_AverageAnnualReturnYear05	9.88%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	10.47%	[15]

[1]	(1) Prior to September 1, 2021, the Fund was known as the Principal Active Income ETF, and the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to September 1, 2021 may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.
[2]	Fees have been restated to reflect current fees.
[3]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under the Funds' Rule 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[4]	The year-to-date return as of September 30, 2022 is (13.28)%.
[5]	(1) Prior to July 15, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.
[6]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under the Funds' Rule 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[7]	The year-to-date return as of September 30, 2022 is (27.47)%.
[8]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under the Funds' Rule 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[9]	The year-to-date return as of September 30, 2022 is (19.94)%.
[10]	(1) Prior to July 15, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.
[11]	Fees have been restated to reflect current fees.
[12]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under the Funds' Rule 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[13]	The year-to-date return as of September 30, 2022 is (40.68)%.
[14]	(1) Prior to June 17, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.
[15]	(1) Prior to June 24, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.
[16]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except the Management Fee, payments made under the Funds' Rule 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[17]	The year-to-date return as of September 30, 2022 is (25.45)%.
[18]	(2) During 2020, the Fund experienced a one-time gain of approximately $1.13 per share as the result of a one-time infusion of capital by the Advisor due to an operational error by a third party. If such gain had not been recognized, the total return amounts would have been lower.
[19]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except the Management Fee, payments made under the Funds' Rule 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[20]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under the Funds' Rule 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[21]	The year-to-date return as of September 30, 2022 is (14.37)%.
[22]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under the Funds' Rule 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[23]	The year-to-date return as of September 30, 2022 is (11.74)%
[24]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under the Funds' Rule 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[25]	The year-to-date return as of September 30, 2022 is (0.74)%.
[26]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under the Funds' Rule 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[27]	(1) Prior to June 10, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.
[28]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under the Funds' Rule 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[29]	Principal Global Investors, LLC ("PGI") has contractually agreed to reduce total annual fund operating expenses for the Fund by waiving a portion of its management fee, or reimbursing the Fund, to the extent that total expenses exceed 0.12% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) expressed as a percent of average net assets on an annualized basis. It is expected that the expense limit will continue through the period ending October 31, 2023; however, Principal Exchange-Traded Funds and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.
[30]	The year-to-date return as of September 30, 2022 is (23.06)%.
[31]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under the Funds' Rule 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[32]	(1) Prior to July 8, 2022, the objective and strategy of the Fund differed from its current objective and strategy. Accordingly, performance of the Fund for periods prior to that date may not be representative of the performance the Fund would have achieved had the Fund been following its current objective and strategy.
[33]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under the Funds' Rule 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[34]	The year-to-date return as of September 30, 2022 is (21.93)%.
[35]	The investment management agreement (the "Management Agreement") between the Fund and Principal Global Investors, LLC ("PGI") provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except the Management Fee, payments made under the Funds' Rule 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[36]	The year-to-date return as of September 30, 2022 is (15.97)%.